VIA EDGAR

May 3, 2002

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: American General Life Insurance Company Separate Account D

(WM Strategic Asset Manager Annuity) Form N-4

File Nos. 333-25549 and 811-02441

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus dated May 1, 2002 for American General Life Insurance Company Separate Account D for the WM Strategic Asset Manager Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts contain no changes from the form of Prospectus and Statement of Additional Information for the Separate Account submitted in Post-Amendment No. 5 under the Securities Act of 1933 and Amendment No. 92 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4, filed with the Securities and Exchange Commission on April 26, 2002 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/

Katherine L. Stoner

Senior Counsel